Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Other receivables:
Advances to joint venture partner		$ 14,364
Total loans receivables and other financing receivables	808,647	807,289
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	694,581	699,695
Other receivables:
Long-term receivable and accrued revenue included in other assets	28,597	8,095
Other internal metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint ventures	85,469	85,135
Other internal metrics [Member] | Settled [Member]
Other receivables:
Advances to joint venture partner		$ 14,364